DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION

Note 3 - DISCONTINUED OPERATION

On May 6, 2025, the Hong Kong subsidiary of AGM Holdings, AGM HK, entered into an Equity Transfer Agreement by and among AGM HK, Nanjing Lucun and Hong Kong Giant Electronics Co., Limited (“Giant Electronics”) for the sale of shares of Nanjing Lucun held by AGM HK to Giant Electronics (the “Equity Transfer Agreement”). Pursuant to the Equity Transfer Agreement, AGM HK will sell 100% of the Nanjing Lucun shares it holds to Giant Electronics for a total transfer consideration of $57,450,000. The closing of the sale contemplated under the Equity Transfer Agreement is subject to certain closing conditions. The transaction was closed on May 7, 2025, the Company recorded a loss from the disposition of $7,518,052.

The discontinued operations represent a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with ASC 205-20-45. The results of operations related to the discontinued operations for the years ended December 31, 2024 and 2023 were reported as loss from discontinued operations.

The results of discontinued operations of Nanjing Lucun for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years ended December 31,
	2025	2024	2023
Net revenues	$-	$23,871,417	$24,148,914
Cost of revenues	(21,465)	(23,443,331)	(22,672,758)
Gross profit	(21,465)	428,086	1,476,156
Operating expenses	(20,875)	(882,885)	(26,538,318)
Other income/(expenses).net	23,055	71,756	(70,220)
Loss before income tax	$(19,285)	$(383,043)	$(25,132,382)
Income tax benefit	3,089	94,501	6,277,197
Loss from discontinued operation, net of income tax	$(16,196)	$(288,542)	$(18,855,185)

Assets and liabilities of the discontinued operations of Nanjing Lucun as of December 31, 2024 were as follows:

December 31,
2024
ASSETS
Current assets：
Cash and cash equivalents	$469
Restricted cash	8,037
Advance to suppliers	2,795,162
Prepayment and other current assets	3,497,724
Total current assets	6,301,392

Non-current assets：
Property, plant and equipment, net	6,512
Operating lease right-of-use assets	55,334
Deferred tax assets	6,247,083
Total non-current assets	6,308,929
TOTAL ASSETS	$12,610,321

LIABILITIES
Current liabilities：
Accounts payable	$2,640
Accrued expenses and other payables	1,233,311
Advances from customers	4,537,799
Deferred government grant - current	38,792
Income tax payable	659,919
Total current liabilities	6,472,461

Non-current liabilities：
Deferred government grant - non current	16,543
Total non-current liabilities	16,543
Total liabilities	$6,489,004